THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
     FILED ON MAY 15, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
        AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 15, 2003.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               --------------

Check here if Amendment [   ]; Amendment Number:          3
                                                 -----------------------
         This Amendment (Check only one.): [ ]  is a restatement.
                                           [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Satellite Asset Management, L.P.
Address:    623 Fifth Avenue, 20th Floor
            New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Brian S. Kriftcher
Title:            Chief Operating Officer and Principal
Phone:            (212) 209-2050

Signature, Place, and Date of Signing:


/S/ Brian S. Kriftcher     New York, New York                   October 22, 2003
----------------------     --------------------                 ----------------
[Signature]                [City, State]                        [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                                     ----
Form 13F Information Table Entry Total:                                 2
                                                                      ---
Form 13F Information Table Value Total:                           $13,448
                                                                  -------
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                                FORM 13F INFORMATION TABLE
                                              SATELLITE ASSET MANAGEMENT, L.P.
                                            FOR THE QUARTER ENDED MARCH 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer    Title of Class   CUSIP    Value (x   Shrs/Prn  SH/   Put/Call  Investment      Other    Voting Authority
--------------    --------------   -----    ---------  --------  ---   --------  -----------     -----    ----------------
                                            $1000)     amt       PRN             Discretion   Managers   Sole        Shared     None
                                            ------     ---       ---             ----------   --------   ----        ------     ----

------------------------------------------------------------------------------------------------------------------------------------
PRECISE SOFTWARE
SOLUTIONS L              ORD     M41450103   12,056    725,000   SH                 SOLE                 725,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
QUINTILES TRANS-
NATIONAL CORP            COM     748767100    1,392    114,500   SH                 SOLE                 114,500
------------------------------------------------------------------------------------------------------------------------------------

REPORT
SUMMARY:  2 DATA RECORDS                     13,448    0 OTHER MANAGERS ON WHOSE
                                                       BEHALF REPORT IS FILED